Fair Value of Assets and Liabilities - Schedule of Movements in Level 3 Assets Measure at Fair Value (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Fair value measurements using significant unobservable inputs (Level 3) [Member]
Schedule of Movements in Level 3 Assets Measure at Fair Value [Line Items]
Acquisition of equity investment	$ 2,500,000